JANUS
100 FILLMORE STREET
DENVER, COLORADO 80206-4928
PH: 303-333-3863
www.janus.com




September 20, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

Re:   JANUS INVESTMENT FUND
      Janus Fund                                  Janus Olympus Fund
      Janus Fund 2                                Janus Orion Fund
      Janus Balanced Fund                         Janus Overseas Fund
      Janus Enterprise Fund                       Janus Special Situations Fund
      Janus Equity Income Fund                    Janus Strategic Value Fund
      Janus Global Life Sciences Fund             Janus Twenty Fund
      Janus Global Technology Fund                Janus Venture Fund
      Janus Growth and Income Fund                Janus Worldwide Fund
      Janus Mercury Fund
      (collectively, the "Janus Equity Funds")
      1933 Act File No. 2-34393
      1940 Act File No. 811-1879

Dear Sir or Madam:

This serves as notification of the existence of a Spanish language version of the Janus Equity Funds' Semiannual Report dated April 30, 2001.

Pursuant to Rule 306 of Regulation S-T, we hereby represent that a fair and accurate English translation of the Janus Equity Funds' Spanish language Semiannual Report may be found in the Janus Equity Funds' N-30D filing made on June 22, 2001 (accession no. 0001012709-01-500403).

If you have any questions regarding this filing, please call me at (303)
316-5724.


Very truly yours,


/s/ Christine A. Scheel
Christine A. Scheel
Assistant Secretary
Janus Investment Fund


cc:   Kevin Rupert
      Kelley Howes
      Molly Roll
      Cindy Antonson